Note 6 - Consideration Receivable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Mar. 30, 2015	Mar. 31, 2013
Equity Method Investment, Ownership Percentage	40.00%			55.00%	20.00%
Proceeds from Sale of Equity Method Investments	$ 12,765,427		$ 11,445,202
Consideration Receivable		13,400,882
Equity Method Investment, Other than Temporary Impairment		0
Lang Fang Developer [Member]
Equity Method Investment, Aggregate Cost						$ 22,142,400
Equity Method Investment, Ownership Percentage						49.00%
Equity Method Investment, Amount Sold			24,930,702
Proceeds from Sale of Equity Method Investments			$ 11,481,244
Consideration Receivable		$ 13,400,882
Equity Interest Pledged as Collateral, Percentage		100.00%
Equity Method Investment, Other than Temporary Impairment		$ 0